Net income (loss) per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net Income (Loss) Available to Common Stockholders, Diluted [Abstract]
Net Income (Loss)	$ (81,100)	$ 120,805	$ 71,396
Net Income (Loss) Available To Restricted Sponsor Stockholders, Basic	0	4,694	963
Net Income (Loss) Available to Common Stockholders, Basic, Total	$ (81,100)	$ 116,111	$ 70,433
Weighted Average Number of Shares Outstanding Reconciliation [Abstract]
Weighted average number of ordinary shares used in computing basic net income (loss) per share (in shares)	190,154,549	182,693,375	144,002,394
Basic net income (loss) per ordinary share (in USD per share)	$ (0.43)	$ 0.64	$ 0.49
Weighted average number of ordinary shares used in computing diluted net income (loss) per share (in shares)	190,154,549	195,393,558	161,538,579
Diluted net income (loss) per share (in USD per share)	$ (0.43)	$ 0.59	$ 0.44
Stock Issued During Period, Shares, Employee Stock Ownership Plan	587,579	290,053
Granted (in shares)	3,222,786